Shareholder Report, Line Graph (Details) 194684_Themes Cloud Computing ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 15, 2023	Sep. 30, 2025
Themes Cloud Computing ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Cloud Computing ETF
Accumulated Value	$ 11,221	$ 10,000	$ 14,290
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	12,049	10,000	$ 14,129
Solactive Cloud Computing Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Cloud Computing Index
Accumulated Value	$ 11,253	$ 10,000	$ 14,388